LEASES AS LESSEE (Details 2)	Jun. 30, 2026 USD ($)
Leases As Lessee
Remainder of 2026	$ 398,603
2027	653,774
2028	426,883
2029	258,324
2030	254,824
2031 and thereafter	1,894,426
Total lease payments	3,886,834
Less: imputed interest	(568,602)
Total operating lease liabilities, net of interest	$ 3,318,232